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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                                                      SEC FILE NUMBER: 001-12870

                                                       CUSIP NUMBER: 192861 10 2


(Check One)       [ ]  Form 10-K       [ ]  Form 20-F         [ ]  Form 11-K
                  [X]  Form 10-Q       [ ]  Form N-SAR

For Period Ended:       June 30, 2002

            NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.


            ______________________

            PART I - REGISTRANT INFORMATION

            ______________________

Cold Metal Products, Inc.
2200 Georgetown Drive
Suite 301
Sewickley, Pennsylvania 15143


            PART II - RULES 12b-25(b) AND (c)

            If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate) : [X]

            (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

            (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth











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calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date.

            PART III - NARRATIVE

            As reported on Form 12b-25 filed by Registrant on July 2, 2002 and Form 12b-25/A related thereto, Registrant delayed filing its audited financial statements required by Form 10-K, including its balance sheet as of March 31, 2002 and statement of operations for the fiscal year then ended, pending discussions with its secured lenders, the outcome of which would affect the Registrant's ability to issue definitive financial and audited financial statements. Until Registrant can issue such definitive financial statements, Registrant is unable to issue financial statements for the succeeding fiscal quarter, beginning on April 1, 2002 and ending on June 30, 2002 required to complete Form 10-Q for the quarter ended June 30, 2002.

            As reported on Form 8-K dated August 16, 2002 on that date the Registrant filed a petition for relief under Chapter 11 of the U.S. Bankruptcy Act. The commencement of Chapter 11 proceedings will enable the Company to complete its Form 10-K for the year ended March 31, 2002 and Form 10-Q for the quarter ended June 30, 2002.

            PART IV - OTHER INFORMATION

            (1) Name and telephone number of person to contact in regard to this notification

                        Joseph C. Horvath
                        Vice President and Chief Financial Officer
                        (Name)

                        (724)  933-1441
                        (Area Code) (Telephone Number)

            (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is
no, identify report(s). [ ] Yes         [X] No

            Form 10-K for fiscal year ended March 31, 2002.

            (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or
portion thereof? : Yes [X]         [ ]  No

            Pending completion of the audited financial statements for the year ended March 31, 2002, the Registrant will submit as an amendment to this Form 12b-25 a narrative and quantitative explanation of the changes in the results of operations for the first quarter of fiscal year ending March 31, 2003.






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                            COLD METAL PRODUCTS, INC.

         has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

         Date:  August 16, 2002   By /s/ Joseph C. Horvath
                                    -------------------------------------------
                                    Vice President and Chief Financial Officer



























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